UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   August 10, 2010
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: $221,612

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100    23197   441000 SH       SOLE                   441000        0        0
APACHE CORP                    COM              037411105    20744   246400 SH       SOLE                   246400        0        0
ARCH COAL INC                  COM              039380100      792    40000 SH       SOLE                    40000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      604    15000 SH       SOLE                    15000        0        0
BEMIS INC                      COM              081437105     1080    40000 SH       SOLE                    40000        0        0
CAREFUSION CORP                COM              14170T101    19318   851000 SH       SOLE                   851000        0        0
CF INDS HLDGS INC              COM              125269100     1904    30000 SH       SOLE                    30000        0        0
CONSOL ENERGY INC              COM              20854P109     2025    60000 SH       SOLE                    60000        0        0
EXTERRAN HLDGS INC             COM              30225X103    20274   785500 SH       SOLE                   785500        0        0
FTI CONSULTING INC             COM              302941109    20524   470849 SH       SOLE                   470849        0        0
GILEAD SCIENCES INC            COM              375558103      514    15000 SH       SOLE                    15000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5106    38900 SH       SOLE                    38900        0        0
HCC INS HLDGS INC              COM              404132102    21048   850073 SH       SOLE                   850073        0        0
HELMERICH & PAYNE INC          COM              423452101      731    20000 SH       SOLE                    20000        0        0
HONDA MOTOR LTD                AMERN SHS        438128308     3424   119106 SH       SOLE                   119106        0        0
ISIS PHARMACEUTICALS INC       COM              464330109     3924   410000 SH       SOLE                   410000        0        0
MICROSOFT CORP                 COM              594918104     1381    60000 SH       SOLE                    60000        0        0
MOSAIC CO                      COM              61945A107      975    25000 SH       SOLE                    25000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103      529    30000 SH       SOLE                    30000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      331    10000 SH       SOLE                    10000        0        0
NEXEN INC                      COM              65334H102    22514  1144600 SH       SOLE                  1144600        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     5115   236926 SH       SOLE                   236926        0        0
OWENS ILL INC                  COM NEW          690768403     1323    50000 SH       SOLE                    50000        0        0
PETROHAWK ENERGY CORP          COM              716495106      255    15000 SH       SOLE                    15000        0        0
TALISMAN ENERGY INC            COM              87425E103    20317  1338405 SH       SOLE                  1338405        0        0
URS CORP NEW                   COM              903236107    22862   581000 SH       SOLE                   581000        0        0
VALE S A                       ADR              91912E105      317    13000 SH       SOLE                    13000        0        0
YAHOO INC                      COM              984332106      484    35000 SH       SOLE                    35000        0        0